Intangible assets	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets, net

Intangible assets are analyzed as follows:

	March 31,
	2017	2018
	$ in thousands	$ in thousands

Cost	5,740	6,348
Less: accumulated amortization	(2,955)	(3,561)

	2,785	2,787

The components of intangible assets are as follows:

	March 31,
	2017	2018
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,326	1,274
Land use right of factory land in Xinxing, Guangdong, PRC	1,459	1,513

	2,785	2,787

Amortization expense in relation to intangible assets was approximately $288,000, $271,000 and $277,000 for each of the fiscal years ended March 31, 2016, 2017 and 2018, respectively.

As of March 31, 2018, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2019	293
2020	293
2021	293
2022	293
2023	293
Thereafter	1,322

Total	2,787

In November 2017, the Company signed an agreement with a property developer in Shenzhen - Shenzhen Fangda Property Development Company Limited (“Fangda”) to cooperate in reconstructing and redeveloping the Shenzhen factory.  The redevelopment will be on the factory land in Shenzhen.